Item 1. Schedule of Investments:
--------------------------------
Putnam Managed Municipal Income Trust

QUARTERLY PORTFOLIO HOLDINGS

7-31-04

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Putnam Managed Municipal Income Trust
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The fund's portfolio
July 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS

          AMBAC -- AMBAC Indemnity Corporation
          COP -- Certificate of Participation
          FGIC -- Financial Guaranty Insurance Company
          FNMA Coll. -- Federal National Mortgage Association Collateralized
          FSA -- Financial Security Assurance
          GNMA Coll. -- Government National Mortgage Association Collateralized
          G.O. Bonds -- General Obligation Bonds
          IFB -- Inverse Floating Rate Bonds
          MBIA -- MBIA Insurance Company
          PSFG -- Permanent School Fund Guaranteed
          U.S. Govt. Coll. -- U.S. Government Collateralized
          VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (98.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                  Rating (RAT)        Value
-----------------------------------------------------------------------------------------------------------
Alabama (0.3%)
-----------------------------------------------------------------------------------------------------------
     $1,500,000  Butler, Indl. Dev. Board Rev. Bonds
                 (Solid Waste Disp. James River Corp.),
                 8s, 9/1/28                                                       BB+            $1,531,950
Arizona (1.7%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Apache Cnty., Indl. Dev. Auth. Poll.
                 Control Rev. Bonds (Tucson Elec. Pwr.
                 Co.), Ser. B, 5 7/8s, 3/1/33                                     Ba3               973,750
      1,000,000  AZ Hlth. Fac. Auth. Hosp. Syst. Rev.
                 Bonds (John C. Lincoln Hlth. Network), 6
                 3/8s, 12/1/37                                                    BBB             1,022,500
      1,800,000  Casa Grande, Indl. Dev. Auth. Rev. Bonds
                 (Casa Grande Regl. Med. Ctr.), Ser. A, 7
                 5/8s, 12/1/29                                                    B-/P            1,865,250
        500,000  Cochise Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Sierra Vista Regl. Hlth. Ctr.),
                 Ser. A, 6.2s, 12/1/21                                            BB+/P             497,500
      3,000,000  Coconino Cnty., Poll. Control Rev. Bonds
                 (Tuscon/Navajo Elec. Pwr.), Ser. A, 7
                 1/8s, 10/1/32                                                    Ba3             3,086,250
        560,000  Scottsdale, Indl. Dev. Auth. Rev. Bonds
                 (Westminster Village), 7 7/8s, 6/1/09                            AAA/P             600,107
      1,000,000  Scottsdale, Indl. Dev. Hosp. Auth. Rev.
                 Bonds (Scottsdale Hlth. Care), 5.8s,
                 12/1/31                                                          A3              1,012,500
                                                                                              -------------
                                                                                                  9,057,857
Arkansas (1.6%)
-----------------------------------------------------------------------------------------------------------
      4,600,000  AR State Hosp. Dev. Fin. Auth. Rev.
                 Bonds (Washington Regl. Med. Ctr.), 7
                 3/8s, 2/1/29                                                     Baa3            5,048,500
      1,000,000  Little Rock G.O. Bonds (Cap. Impt.),
                 FSA, 3.95s, 4/1/19                                               Aaa               975,000
      2,750,000  Northwest Regl. Arpt. Auth. Rev. Bonds,
                 7 5/8s, 2/1/27                                                   BB/P            2,963,125
                                                                                              -------------
                                                                                                  8,986,625
California (12.8%)
-----------------------------------------------------------------------------------------------------------
        250,000  Association of Bay Area Governments
                 (ABAG) Fin. Auth. for Nonprofit Corps.
                 Rev. Bonds (San Diego Hosp. Assn.), Ser.
                 C, 5 3/8s, 3/1/21                                                Baa1              249,063
      1,700,000  CA Hlth. Fac. Auth. IFB (Catholic Hlth.
                 Care West), AMBAC, 8.986s, 7/1/17                                Aaa             1,770,125
      2,000,000  CA State G.O. Bonds, FGIC, 6.6s, 2/1/11                          Aaa             2,352,500
                 CA State Dept. of Wtr. Resources Rev.
                 Bonds, Ser. A
      1,000,000  6s, 5/1/15                                                       A2              1,123,750
     20,000,000  AMBAC, 5 1/2s, 5/1/13                                            Aaa            22,375,000
      3,000,000  5 1/2s, 5/1/11                                                   A2              3,326,250
      2,250,000  CA Statewide Cmnty. Dev. Auth. Apt. Dev.
                 Rev. Bonds (Irvine Apt. Cmntys.), Ser.
                 A-3, 5.1s, 5/15/25                                               Baa2            2,354,063
      3,000,000  CA Statewide Cmnty. Dev. Auth. COP (The
                 Internext Group), 5 3/8s, 4/1/30                                 BBB-            2,801,250
      1,000,000  Capistrano, Unified School Dist. Cmnty.
                 Fac. Special Tax (No 98-2 Ladera), 5.7s,
                 9/1/20                                                           BB/P            1,013,750
                 Chula Vista, Cmnty. Fac. Dist. Special
                 Tax
        300,000  (No 07-I-Otay Ranch Village Eleven), 5
                 7/8s, 9/1/34                                                     BB-/P             303,000
        300,000  (No. 07-I Otay Ranch Village Eleven),
                 5.8s, 9/1/28                                                     BB-/P             302,250
      1,250,000  Chula Vista, Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds (No. 08-1 Otay Ranch
                 Village Six), 6s, 9/1/33                                         BB-/P           1,234,375
     10,775,000  Corona, COP (Vista Hosp. Syst.), zero %,
                 7/1/29 (In default) (NON)                                        D/P               215,500
        750,000  Folsom, Special Tax Rev. Bonds (Cmnty.
                 Facs. Dist. No. 10), 5 7/8s, 9/1/28                              BB                752,813
      1,970,000  Gilroy, Rev. Bonds (Bonfante Gardens
                 Park), 8s, 11/1/25                                               D/P             1,391,313
      2,500,000  Golden State Tobacco Securitization
                 Corp. Rev. Bonds, Ser. B, 5 5/8s, 6/1/38                         Baa1            2,528,125
      1,100,000  Murrieta, Cmnty. Fac. Dist. Special Tax
                 (No. 2 The Oaks Impt. Area A), 6s,
                 9/1/34                                                           BB-             1,101,375
        650,000  Orange Cnty., Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds (Ladera Ranch - No.
                 02-1), Ser. A, 5.55s, 8/15/33                                    BB+/P             647,563
      1,250,000  Sacramento, Special Tax (North Natomas
                 Cmnty. Fac.), Ser. 4-C, 6s, 9/1/33                               BB+/P           1,260,938
      7,000,000  San Bernardino Cnty., Certificates of
                 Participation (Med. Ctr. Fin.), Ser. A,
                 MBIA, 6 1/2s, 8/1/28                                             Aaa             7,490,630
      8,750,000  Santa Clara Cnty., Fin. Auth. Lease Rev.
                 Bonds (VMC Fac. Replacement Project),
                 Ser. A, AMBAC, 6 3/4s, 11/15/20                                  Aaa             9,061,063
      2,550,000  Santaluz Cmnty., Facs. Dist. No. 2
                 Special Tax Rev. Bonds (Impt. Area No.
                 1), Ser. B, 6 3/8s, 9/1/30                                       BB+/P           2,604,188
      2,500,000  Vallejo, COP (Marine World Foundation),
                 7.2s, 2/1/26                                                     BBB-/P          2,506,250
      1,765,000  Valley Hlth. Syst. Hosp. Rev. Bonds,
                 Ser. A, 6 1/2s, 5/15/25                                          B+              1,464,950
                                                                                              -------------
                                                                                                 70,230,084
Colorado (1.9%)
-----------------------------------------------------------------------------------------------------------
      3,015,000  CO Hlth. Fac. Auth. Rev. Bonds
                 (Evangelical Lutheran), 3.05s, 10/1/05                           A3              3,052,688
                 CO Hwy. Auth. Rev. Bonds (E-470 Pub.
                 Hwy.), Ser. B
     15,500,000  zero %, 9/1/35                                                   Baa3            1,550,000
     16,500,000  zero %, 9/1/34                                                   Baa3            1,773,750
                 Denver, City & Cnty. Arpt. Rev. Bonds
      1,050,000  Ser. D, AMBAC, 7 3/4s, 11/15/13                                  AAA             1,282,313
      2,500,000  MBIA, 5 1/2s, 11/15/25                                           Aaa             2,615,625
                                                                                              -------------
                                                                                                 10,274,376
Connecticut (1.6%)
-----------------------------------------------------------------------------------------------------------
      9,000,000  CT State Hlth. & Edl. Fac. Auth. VRDN
                 (Yale U.), Ser. U2, 0.96s, 7/1/33                                VMIG1           9,000,000

District of Columbia (0.6%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  DC Tobacco Settlement Fin. Corp. Rev.
                 Bonds, 6 1/2s, 5/15/33                                           BBB             3,495,000

Florida (3.9%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Cap. Trust Agcy. Rev. Bonds (Seminole
                 Tribe Convention), Ser. A, 10s, 10/1/33                          B/P             2,420,000
      1,500,000  CFM Cmnty. Dev. Dist. Rev. Bonds, Ser.
                 A, 6 1/4s, 5/1/35                                                BB-/P           1,511,250
      3,210,000  Escambia Cnty., Poll. Control Rev. Bonds
                 (Champion Intl. Corp.), 6.9s, 8/1/22                             Baa2            3,290,250
                 Fishhawk, Cmnty. Dev. Dist. II Rev.
                 Bonds
        500,000  Ser. A, 6 1/8s, 5/1/34                                           BB-/P             500,625
      1,400,000  Ser. B, 5s, 11/1/07                                              BB-/P           1,403,500
        770,000  FL State Mid-Bay Bridge Auth. Rev.
                 Bonds, Ser. A, 6.05s, 10/1/22                                    BBB/P             788,288
        500,000  Fleming Island, Plantation Cmnty. Dev.
                 Dist. Special Assmt. Rev. Bonds, Ser. B,
                 7 3/8s, 5/1/31                                                   BB/P              536,250
        500,000  Gateway Svcs. Cmnty. Dev. Dist. Special
                 Assmt. (Stoneybrook), 5 1/2s, 7/1/08                             BB-/P             509,375
        500,000  Heritage Harbor, South Cmnty. Dev.
                 Distr. Rev. Bonds, Ser. A, 6 1/2s,
                 5/1/34                                                           BB-/P             518,125
      1,000,000  Lee Cnty., Indl. Dev. Auth. Rev. Bonds
                 (Alliance Cmnty. Project), Ser. C, 5
                 1/2s, 11/15/29                                                   BBB-              937,500
      1,335,000  Miami Beach, Hlth. Fac. Auth. Hosp. Rev.
                 Bonds (Mount Sinai Med. Ctr.), Ser. A,
                 6.7s, 11/15/19                                                   BB              1,366,706
        500,000  Middle Village Cmnty. Dev. Dist. Special
                 Assmt., Ser. A, 5.8s, 5/1/22                                     BB-/P             500,000
        200,000  Oakstead Cmnty. Dev. Dist. Cap. Impt.
                 Rev. Bonds, Ser. B, 6 1/2s, 5/1/07                               BB/P              202,750
      1,500,000  South Miami, Hlth. Fac. Auth. Rev. Bonds
                 (Baptist Hlth.), 5 1/4s, 11/15/33                                Aa3             1,503,750
      2,000,000  St. Johns Cnty., Hlth. Care Indl. Dev.
                 Auth. Rev. Bonds (Glenmoor St. Johns
                 Project), Ser. A, 8s, 1/1/30                                     B-/P            1,910,000
      1,000,000  Sterling Hill, Cmnty. Dev. Dist. Rev.
                 Bonds, Ser. B, 5 1/2s, 11/1/10                                   BB-             1,011,250
      1,250,000  Westchester Cmnty. Dev. Dist. No. 1
                 Special Assmt. (Cmnty. Infrastructure),
                 6 1/8s, 5/1/35                                                   BB-             1,259,375
                 World Commerce Cmnty. Dev. Dist. Special
                 Assmt.
        750,000  Ser. A-1, 6 1/2s, 5/1/36                                         BB-/P             750,000
        500,000  Ser. A-2, 6 1/8s, 5/1/35                                         BB-/P             496,250
                                                                                              -------------
                                                                                                 21,415,244
Georgia (1.9%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  Burke Cnty., Poll. Control Dev. Auth.
                 Mandatory Put Bonds (GA Power Co.),
                 4.45s, 12/1/08                                                   A2              4,170,000
        425,000  Fulton Cnty., Res. Care Fac. Rev. Bonds
                 (Canterbury Court), Class A, 6 1/8s,
                 2/15/34                                                          B+/P              420,750
        700,000  GA Med. Ctr. Hosp. Auth. IFB, MBIA,
                 11.081s, 8/1/10                                                  Aaa               704,774
      2,500,000  Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s,
                 1/1/26                                                           Aaa             2,681,250
      2,145,000  Rockdale Cnty., Dev. Auth. Solid Waste
                 Disp. Rev. Bonds (Visay Paper, Inc.),
                 7.4s, 1/1/16                                                     BB+/P           2,215,442
                                                                                              -------------
                                                                                                 10,192,216
Hawaii (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,760,000  HI Dept. of Trans. Special Fac. Rev.
                 Bonds (Continental Airlines, Inc.), 7s,
                 6/1/20                                                           B               1,487,200

Illinois (1.6%)
-----------------------------------------------------------------------------------------------------------
      3,500,000  Chicago, G.O. Bonds, Ser. A, AMBAC, 5
                 5/8s, 1/1/39                                                     Aaa             3,679,375
      1,495,000  Chicago, O'Hare Intl. Arpt. Special Fac.
                 Rev. Bonds (American Airlines, Inc.),
                 8.2s, 12/1/24                                                    Caa2            1,151,150
      3,250,000  IL Dev. Fin. Auth. Hosp. Rev. Bonds
                 (Adventist Hlth. Syst./Sunbelt
                 Obligation), 5.65s, 11/15/24                                     A               3,278,438
        500,000  IL Hlth. Fac. Auth. Rev. Bonds (St.
                 Benedict), Ser. 03A-1, 6.9s, 11/15/33                            B+                496,250
                                                                                              -------------
                                                                                                  8,605,213
Indiana (2.0%)
-----------------------------------------------------------------------------------------------------------
      2,500,000  IN State Dev. Fin. Auth. Env. Impt. Rev.
                 Bonds (USX Corp.), 5.6s, 12/1/32                                 Baa1            2,500,000
      6,500,000  IN Trans. Fin. Auth. Arpt. Facs. Lease
                 Rev. Bonds, Ser. A, AMBAC, 5s, 11/1/16                           Aaa             6,768,125
      1,750,000  Rockport, Poll. Control Mandatory Put
                 Bonds (Indiana Michigan Pwr. Co.), Ser.
                 C, 2 5/8s, 10/1/06                                               Baa2            1,734,688
                                                                                              -------------
                                                                                                 11,002,813
Iowa (0.9%)
-----------------------------------------------------------------------------------------------------------
                 IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
                 (Care Initiatives)
      2,940,000  9 1/4s, 7/1/25                                                   BBB-/P          3,447,150
      1,350,000  9.15s, 7/1/09                                                    BBB-/P          1,540,688
                                                                                              -------------
                                                                                                  4,987,838
Kentucky (0.6%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Boone Cnty., Poll. Control Rev. Bonds
                 (Dayton Pwr. & Lt. Co.), Ser. A, 6 1/2s,
                 11/15/22                                                         Baa3            1,015,850
      1,700,000  KY Econ. Dev. Fin. Auth. Rev. Bonds
                 (Norton Hlth. Care, Inc.), Ser. A, 6
                 1/2s, 10/1/20                                                    BBB+/P          1,780,750
        460,000  Scott Cnty., Indl. Dev. Rev. Bonds
                 (Hoover Group, Inc.), 8 1/2s, 11/1/14                            Ba3               253,000
                                                                                              -------------
                                                                                                  3,049,600
Louisiana (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,140,000  LA Pub. Fac. Auth. Hosp. Rev. Bonds
                 (Lake Charles Memorial Hosp.), 8 5/8s,
                 12/1/30                                                          CCC/P             855,000
        500,000  Tangipahoa Parish Hosp. Svcs. Rev. Bonds
                 (North Oaks Med. Ctr. Project), Ser. A,
                 5s, 2/1/25                                                       A                 479,375
      2,750,000  W. Feliciana Parish, Poll. Control Rev.
                 Bonds (Gulf States Util. Co.), Ser. C,
                 7s, 11/1/15                                                      Ba1             2,805,605
                                                                                              -------------
                                                                                                  4,139,980
Maine (0.7%)
-----------------------------------------------------------------------------------------------------------
      1,965,000  ME State Hsg. Auth. Rev. Bonds, Ser.
                 D-2-AMT, 5s, 11/15/27                                            Aa1             2,065,706
      2,000,000  Rumford, Solid Waste Disp. Rev. Bonds
                 (Boise Cascade Corp.), 6 7/8s, 10/1/26                           Ba2             2,042,500
                                                                                              -------------
                                                                                                  4,108,206
Maryland (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  MD State Hlth. & Higher Edl. Fac. Auth.
                 Rev. Bonds (Medstar Hlth.), 5 3/4s,
                 8/15/15                                                          Baa2            1,053,750
      1,850,000  Westminster, Econ. Dev. Rev. Bonds
                 (Carroll Lutheran Village), Ser. A, 5
                 7/8s, 5/1/21                                                     BB/P            1,847,688
                                                                                              -------------
                                                                                                  2,901,438
Massachusetts (5.5%)
-----------------------------------------------------------------------------------------------------------
        600,000  Boston, Indl. Dev. Fin. Auth. Rev. Bonds
                 (Springhouse, Inc.), 6s, 7/1/28                                  BB-/P             546,000
                 MA State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds
      2,000,000  (Civic Investments), Ser. A, 9s,
                 12/15/15                                                         BB/P            2,272,500
      3,170,000  (Rehab. Hosp. Cape & Islands), Ser. A,
                 U.S. Govt. Coll., 7 7/8s, 8/15/24                                AAA/P           3,239,708
      1,185,000  (Norwood Hosp.), Ser. C, 7s, 7/1/14                              Ba2             1,460,513
      1,200,000  (Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33                          BBB-            1,204,500
      2,225,000  (UMass Memorial), Ser. C, 6 5/8s, 7/1/32                         Baa2            2,297,313
      1,875,000  (UMass Memorial), Ser. C, 6 1/2s, 7/1/21                         Baa2            1,938,281
      1,500,000  (Caritas Christi Oblig. Group), Ser. A,
                 5 1/4s, 7/1/08                                                   BBB             1,580,625
      7,645,000  MA State Hsg. Fin. Agcy. IFB, AMBAC,
                 9.451s, 7/1/40 (acquired 6/3/98, cost
                 $7,739,951) (RES)                                                AAA/P           7,950,800
      2,000,000  MA State Hsg. Fin. Agcy. Rev. Bonds
                 (Rental Mtge.), Ser. C, AMBAC, 5 5/8s,
                 7/1/40                                                           Aaa             2,057,500
                 MA State Indl. Fin. Agcy. Rev. Bonds
        500,000  (1st Mtge. Stone Institution & Newton),
                 7.9s, 1/1/24                                                     BB-/P             511,880
      1,000,000  (1st Mtge. Brookhaven), Ser. A, 7s,
                 1/1/15                                                           BBB/P           1,023,750
      1,000,000  (1st Mtge. Brookhaven), Ser. A, 7s,
                 1/1/09                                                           BBB/P           1,031,250
      1,550,000  (1st Mtge. Berkshire Retirement), Ser.
                 A, 6 5/8s, 7/1/16                                                BBB-            1,567,438
      1,500,000  (1st Mtge. Brookhaven), Ser. B, 5 1/4s,
                 1/1/17                                                           BBB/P           1,475,625
                                                                                              -------------
                                                                                                 30,157,683
Michigan (4.0%)
-----------------------------------------------------------------------------------------------------------
      4,500,000  Detroit, Swr. Disp. VRDN, Ser. B, FSA,
                 1.10s, 7/1/33                                                    VMIG1           4,500,000
        500,000  Flint, Hosp. Bldg. Auth. Rev. Bonds
                 (Hurley Med. Ctr.), 6s, 7/1/20                                   Baa3              492,500
        350,000  Garden City, Hosp. Fin. Auth. Rev. Bonds
                 (Garden City Hosp. OB Group), Ser. A, 5
                 3/4s, 9/1/17                                                     Ba2               326,375
      2,200,000  Macomb Cnty., Hosp. Fin. Auth. Rev.
                 Bonds (Mt. Clemens Gen. Hosp.), Ser. B,
                 5 7/8s, 11/15/34                                                 BBB-            2,013,000
      1,500,000  MI State Hosp. Fin. Auth. Rev. Bonds
                 (Oakwood Hosp.), Ser. A, 6s, 4/1/22                              A2              1,591,875
      2,000,000  Midland Cnty., Econ. Dev. Corp. Rev.
                 Bonds, 6 3/4s, 7/23/09                                           Ba3             2,075,000
      1,700,000  Pontiac, Hosp. Fin. Auth. Rev. Bonds
                 (NOMC Obligation Group), Ser. B, 6s,
                 8/1/18                                                           Ba1             1,472,625
      2,975,000  Warren Cons. School Dist. G.O. Bonds,
                 FSA, 5 3/8s, 5/1/18                                              Aaa             3,209,281
      6,670,000  Waterford, Econ. Dev. Corp. Rev. Bonds
                 (Canterbury Hlth.), 6s, 1/1/39                                   B-/P            4,885,775
      2,000,000  Wayne Charter Cnty., Special Arpt. Fac.
                 Rev. Bonds (Northwest Airlines, Inc.),
                 6s, 12/1/29                                                      B+/P            1,435,000
                                                                                              -------------
                                                                                                 22,001,431
Minnesota (1.2%)
-----------------------------------------------------------------------------------------------------------
      2,525,000  Chaska, Indl. Dev. Rev. Bonds (Lifecore
                 Biomedical, Inc. Project), 10 1/4s,
                 9/1/20                                                           BB/P            2,585,146
        500,000  Minneapolis, Rev. Bonds (Walker
                 Methodist Sr. Svcs.), Ser. C, 6s,
                 11/15/28                                                         B+/P              380,625
        400,000  Sauk Rapids Hlth. Care & Hsg. Fac. Rev.
                 Bonds (Good Shepherd Lutheran Home), 6s,
                 1/1/34                                                           B/P               395,000
      3,200,000  St. Paul, Hsg. & Hosp. Redev. Auth. Rev.
                 Bonds (Healtheast), Ser. B, 6 5/8s,
                 11/1/17                                                          Ba2             3,220,000
                                                                                              -------------
                                                                                                  6,580,771
Mississippi (0.4%)
-----------------------------------------------------------------------------------------------------------
      2,250,000  Mississippi Bus. Fin. Corp. Poll.
                 Control Rev. Bonds (Syst. Energy
                 Resources, Inc.), 5.9s, 5/1/22                                   BBB             2,266,875
Missouri (1.2%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  Cape Girardeau Cnty., Indl. Dev. Auth.
                 Hlth. Care Fac. Rev. Bonds (St. Francis
                 Med. Ctr.), Ser. A, 5 1/2s, 6/1/32                               A               1,505,625
      1,500,000  Kansas City, Indl. Dev. Auth. Hlth. Fac.
                 Rev. Bonds (First Mtg. Bishop Spencer),
                 Ser. A, 6 1/2s, 1/1/35                                           BB-             1,475,625
      2,000,000  MO Hsg. Dev. Comm. Rev. Bonds (Home
                 Ownership), GNMA/FNMA Coll., 5.55s,
                 9/1/34                                                           AAA             2,180,000
      1,450,000  MO State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (BJC Hlth. Syst.), 5 1/4s, 5/15/32                         Aa2             1,457,250
                                                                                              -------------
                                                                                                  6,618,500
Montana (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,775,000  Forsyth, Poll. Control Mandatory Put
                 Bonds (Avista Corp.), AMBAC, 5s, 10/1/32                         Aaa             1,888,156

Nebraska (0.1%)
-----------------------------------------------------------------------------------------------------------
        920,000  Gage Cnty., Indl. Dev. Rev. Bonds
                 (Hoover Group, Inc.), 8 1/2s, 12/1/07                            Ba3               506,000
                 Kearney, Indl. Dev. Rev. Bonds
         71,021  (Great Platte River), 8s, 9/1/12                                 D/P                60,545
        791,466  (Brookhaven), zero %, 9/1/12                                     D/P                 3,957
                                                                                              -------------
                                                                                                    570,502
Nevada (2.1%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Clark Cnty., Impt. Dist. Special Assmt.
                 (Dist. No. 142), 6 3/8s, 8/1/23                                  BB-               997,500
      5,000,000  Clark Cnty., Indl. Dev. Rev. Bonds
                 (Southwest Gas Corp.), Ser. C, AMBAC,
                 5.95s, 12/1/38                                                   Aaa             5,337,500
      1,595,000  Henderson, Local Impt. Dist. Special
                 Assmt. (No. T-14), 3.2s, 3/1/06                                  BB-/P           1,593,006
        500,000  Henderson, Local Impt. Dist. Special
                 Assmt. Bonds (No. T-14), 5.8s, 3/1/23                            BB-/P             505,625
        875,000  Las Vegas, Local Impt. Board Special
                 Assmt. (Dist. No. 607), 5.9s, 6/1/18                             BB-/P             884,844
      2,000,000  Washoe Cnty., Wtr. Fac. Mandatory Put
                 Bonds (Sierra Pacific Pwr. Co.), 5s,
                 3/1/36                                                           Ba2             1,995,000
                                                                                              -------------
                                                                                                 11,313,475
New Hampshire (1.4%)
-----------------------------------------------------------------------------------------------------------
                 NH Muni. Bond Bank Rev. Bonds
      1,000,000  Ser. A, 5s, 2/15/11                                              Aa2             1,092,500
      1,600,000  Ser. B, 5s, 2/15/08                                              Aa2             1,724,000
        625,000  Ser. B, 5s, 8/15/07                                              Aa2               671,094
      2,565,000  NH State Bus. Fin. Auth. Rev. Bonds
                 (Alice Peck Day Hlth. Syst.), Ser. A,
                 7s, 10/1/29                                                      BBB-/P          2,542,556
      1,750,000  NH State Bus. Fin. Auth. Poll. Control
                 Rev. Bonds, 3 1/2s, 7/1/27                                       Baa1            1,734,688
                                                                                              -------------
                                                                                                  7,764,838
New Jersey (2.2%)
-----------------------------------------------------------------------------------------------------------
                 NJ Econ. Dev. Auth. Rev. Bonds
      1,300,000  (Cranes Mill), Ser. A, 7 1/2s, 2/1/27                            BB-/P           1,355,250
      1,250,000  (Cedar Crest Village, Inc.), Ser. A, 7
                 1/4s, 11/15/31                                                   BB-/P           1,279,688
      1,500,000  (Newark Arpt. Marriot Hotel), 7s,
                 10/1/14                                                          Ba3             1,537,500
        500,000  (First Mtge. Presbyterian), Ser. A, 6
                 3/8s, 11/1/31                                                    BB/P              503,125
      1,750,000  NJ Econ. Dev. Auth. Solid Waste Rev.
                 Bonds (Disp. Waste Management), 5.3s,
                 6/1/15                                                           BBB             1,778,438
                 NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
      1,300,000  (Trinitas Hosp. Oblig. Group), 7 1/2s,
                 7/1/30                                                           Baa3            1,451,125
      2,000,000  (United Methodist Homes), Ser. A, 5
                 3/4s, 7/1/29                                                     BB+             1,882,500
      1,250,000  (Atlantic City Med. Ctr.), 5 3/4s,
                 7/1/25                                                           A               1,290,625
      1,000,000  (Somerset Med. Ctr.), 5 1/2s, 7/1/33                             Baa2              968,750
                                                                                              -------------
                                                                                                 12,047,001
New Mexico (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,740,000  Farmington, Poll. Control Mandatory Put
                 Bonds (Pub. Svc. San Juan), Class B,
                 2.1s, 4/1/33                                                     Baa2            1,716,075

New York (12.5%)
-----------------------------------------------------------------------------------------------------------
        500,000  Huntington, Hsg. Auth. Rev. Bonds
                 (Gurwin Jewish Sr. Residence), Ser. A,
                 6s, 5/1/39                                                       B+/P              451,875
      1,800,000  Long Island, Pwr. Auth. NY Elec. Syst.
                 IFB, 9.258s, 12/1/24 (acquired 10/20/03,
                 cost $1,981,188) (RES)                                           BBB+/P          1,973,250
      2,000,000  Metro. Trans. Auth. Rev. Bonds, Ser. F,
                 MBIA, 5s, 11/15/10                                               Aaa             2,190,000
      2,000,000  Nassau Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Keyspan-Glenwood), 5 1/4s, 6/1/27                         A               1,987,500
     13,000,000  Nassau Cnty., Interim Fin. Auth. Rev.
                 Bonds, Ser. B, MBIA, 5s, 11/15/10                                Aaa            14,235,000
     10,000,000  NY City, G.O. Bonds, Ser. B, 5 1/4s,
                 12/1/09                                                          A2             10,850,000
      1,500,000  NY City, Indl. Dev. Agcy. Rev. Bonds
                 (Visy Paper, Inc.), 7.95s, 1/1/28                                B+/P            1,567,500
      3,025,000  NY City, Indl. Dev. Agcy. Special Fac.
                 Rev. Bonds (British Airways), 5 1/4s,
                 12/1/32                                                          BB+             2,140,188
      1,490,000  NY City, Indl. Dev. Agency Rev. Bonds
                 (Staten Island U. Hosp. Project), 6.45s,
                 7/1/32                                                           Ba3             1,393,150
     10,000,000  NY City, Muni. Wtr. Fin. Auth. Rev.
                 Bonds, Ser. C, MBIA, 5 1/2s, 6/15/17                             Aaa            10,662,500
        900,000  NY State Dorm. Auth. Rev. Bonds
                 (Winthrop-U. Hosp. Assn.), Ser. A, 5
                 1/2s, 7/1/32                                                     Baa1              906,750
      2,000,000  Onondaga Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Solvay Paperboard, LLC), 7s,
                 11/1/30 (acquired 12/9/98, cost
                 $2,000,000) (RES)                                                BB-/P           2,087,500
      5,000,000  Port Auth. NY & NJ Rev. Bonds, Ser. 96,
                 FGIC, 6.6s, 10/1/23                                              Aaa             5,087,900
      2,500,000  Port Auth. NY & NJ Special Obligation
                 IFB, Ser. N18, MBIA, 14.88s, 12/1/17
                 (acquired 7/19/00, cost $2,617,225)
                 (RES)                                                            Aaa             3,103,125
      7,500,000  Port. Auth. NY & NJ Special Obligation
                 Rev. Bonds (JFK Intl. Air Term. - 6),
                 MBIA, 5.9s, 12/1/17                                              Aaa             8,100,000
      1,700,000  Suffolk Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Peconic Landing), Ser. A, 8s,
                 10/1/30                                                          B+/P            1,727,625
                                                                                              -------------
                                                                                                 68,463,863
North Carolina (1.4%)
-----------------------------------------------------------------------------------------------------------
                 NC Eastern Muni. Pwr. Agcy. Syst. Rev.
                 Bonds
      1,500,000  Ser. D, 6 3/4s, 1/1/26                                           BBB             1,633,125
      3,000,000  Ser. A, 5 3/4s, 1/1/26                                           BBB             3,056,250
        750,000  NC Med. Care Cmnty. Healthcare Fac. Rev.
                 Bonds (Deerfield), Ser. A, 5s, 11/1/23                           A-/P              727,500
                 NC State Muni. Pwr. Agcy. Rev. Bonds
                 (No. 1, Catawba Elec.)
      1,000,000  Ser. B, 6 1/2s, 1/1/20                                           Baa1            1,105,000
      1,300,000  Ser. A, 5 1/2s, 1/1/13                                           Baa1            1,405,625
                                                                                              -------------
                                                                                                  7,927,500
Ohio (1.6%)
-----------------------------------------------------------------------------------------------------------
                 Cuyahoga Cnty., Rev. Bonds, Ser. A
      1,280,000  6s, 1/1/16                                                       A1              1,416,000
      2,000,000  6s, 1/1/15                                                       A1              2,225,000
      3,000,000  OH State Air Quality Dev. Auth. Rev.
                 Bonds (Toledo Poll. Control), Ser. A,
                 6.1s, 8/1/27                                                     Baa2            3,071,250
      2,100,000  OH State Solid Waste Rev. Bonds (General
                 Motors Corp.), 6.3s, 12/1/32                                     Baa1            2,173,500
                                                                                              -------------
                                                                                                  8,885,750
Oklahoma (2.2%)
-----------------------------------------------------------------------------------------------------------
      3,150,000  OK City Arpt. Trust Rev. Bonds Jr. Lien
                 27th Ser., Ser. A, FSA, 5s, 7/1/18                               Aaa             3,224,813
      1,575,000  OK Dev. Fin. Auth. Rev. Bonds (Hillcrest
                 Hlth. Care), Ser. A, 5 5/8s, 8/15/29                             B1              1,594,688
      7,000,000  OK State Indl. Dev. Auth. Rev. Bonds
                 (Hlth. Syst.-Oblig. Group), Ser. A,
                 MBIA, 5 3/4s, 8/15/29                                            Aaa             7,402,500
                                                                                              -------------
                                                                                                 12,222,001
Oregon (0.6%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Multnomah Cnty., Hosp. Fac. Auth. Rev.
                 Bonds (Terwilliger Plaza Project), 6
                 1/2s, 12/1/29                                                    BB-/P           1,995,000
      1,000,000  OR State Hsg. & Cmnty. Svcs. Dept. Rev.
                 Bonds Single Family Mtg. (Single Family
                 Mtg.), Ser. K, 5 5/8s, 7/1/29                                    Aa2             1,075,000
                                                                                              -------------
                                                                                                  3,070,000
Pennsylvania (8.7%)
-----------------------------------------------------------------------------------------------------------
        750,000  Allentown, Hosp. Auth. Rev. Bonds
                 (Sacred Heart Hosp.), Ser. A, 6 3/4s,
                 11/15/14                                                         Baa3              751,875
      1,995,000  Carbon Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Panther Creek Partners), 6.65s,
                 5/1/10                                                           BBB-            2,152,106
      1,750,000  Dauphin Cnty., Gen. Auth. Rev. Bonds
                 (Office & Pkg.), Ser. A, 6s, 1/15/25                             D/P               813,750
        350,000  Lebanon Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Good Samaritan Hosp.), 6s,
                 11/15/35                                                         Baa1              350,875
      1,000,000  Lehigh Cnty., Gen. Purpose Auth. Rev.
                 Bonds (Lehigh Valley Hosp. Hlth.
                 Network), Ser. A, 5 1/4s, 7/1/32                                 A2                966,250
        500,000  Monroe Cnty., Hosp. Auth. Rev. Bonds
                 (Pocono Med. Ctr.), 6s, 1/1/43                                   BBB+              503,750
                 PA Convention Ctr. Auth. Rev. Bonds
        750,000  Ser. A, 6 3/4s, 9/1/19                                           Baa2              767,153
      7,250,000  MBIA, 6.7s, 9/1/14                                               Aaa             7,424,073
                 PA Econ. Dev. Fin. Auth. Rev. Bonds
      7,750,000  (MacMillan Ltd. Partnership), 7.6s,
                 12/1/20                                                          Baa2            8,476,563
      1,000,000  (Amtrak Project), Ser. A, 6 3/8s,
                 11/1/41                                                          A3              1,025,000
                 PA State Econ. Dev. Fin. Auth. Resource
                 Recvy. Rev. Bonds
      1,750,000  (Colver Proj.), Ser. E, 8.05s, 12/1/15                           BBB-/P          1,805,615
      1,000,000  (Colver), Ser. D, 7 1/8s, 12/1/15                                BBB-            1,034,210
      4,200,000  PA State Econ. Dev. Fin. Auth. Resource.
                 Recvy. Rev. Bonds (Northampton
                 Generating), Ser. A, 6.6s, 1/1/19                                BBB-            4,247,250
                 PA State Higher Edl. Fac. Auth. Rev.
                 Bonds
      1,000,000  (Widener U.), 5.4s, 7/15/36                                      BBB+              997,500
        995,000  (Philadelphia College of Osteopathic
                 Medicine), 5s, 12/1/07                                           A               1,055,944
      5,715,000  Philadelphia, Gas Wks. Rev. Bonds (1975
                 Gen. Ordinance 17th), FSA, 5s, 7/1/07                            Aaa             6,115,050
      2,729,624  Philadelphia, Hosp. & Higher Ed. Fac.
                 Auth. Rev. Bonds (Graduate Hlth. Syst.),
                 7 1/4s, 7/1/10 (In default) (NON)                                D/P                 3,412
      6,000,000  Philadelphia, Indl. Dev. Auth. VRDN (Fox
                 Chase Cancer Ctr.), 1.10s, 7/1/25                                A-1+            6,000,000
      2,000,000  Philadelphia, Indl. Dev. Auth. Arpt.
                 Rev. Bonds (Aero Philadelphia, LLC), 5
                 1/2s, 1/1/24                                                     BB/P            1,585,000
      1,800,000  Sayre, Hlth. Care Fac. Auth. Rev. Bonds
                 (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31                         A-              1,847,250
                                                                                              -------------
                                                                                                 47,922,626
South Carolina (1.6%)
-----------------------------------------------------------------------------------------------------------
        245,000  Connector 2000 Assn., Inc. SC Toll Road
                 Rev. Bonds (SR-Southern Connector), Ser.
                 A, 5 3/8s, 1/1/38                                                B-                159,556
        775,000  Lexington Cnty. Rev. Bonds, 5 1/2s,
                 11/1/32                                                          A2                779,844
      1,000,000  Lexington Cnty. Hlth. Svcs. Dist. Inc.
                 Hosp. Rev. Bonds, 5 1/2s, 5/1/37                                 A2                992,500
      3,000,000  Richland Cnty. Rev. Bonds (Intl. Paper
                 Co. Project), Ser. A, 4 1/4s, 10/1/07                            Baa2            3,093,750
      1,250,000  SC Hosp. Auth. Rev. Bonds (Med. U.),
                 Ser. A, 6 1/2s, 8/15/32                                          BBB+            1,303,125
      1,000,000  SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev.
                 Bonds (Palmetto Hlth. Alliance), Ser. A,
                 7 3/8s, 12/15/21                                                 Baa2            1,222,500
      1,300,000  SC Tobacco Settlement Rev. Mgt. Rev.
                 Bonds, Ser. B, 6 3/8s, 5/15/30                                   BBB             1,109,875
                                                                                              -------------
                                                                                                  8,661,150
South Dakota (0.3%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  SD Edl. Enhancement Funding Corp. Rev.
                 Bonds, Ser. B, 6 1/2s, 6/1/32                                    BBB             1,737,500

Tennessee (2.5%)
-----------------------------------------------------------------------------------------------------------
      6,000,000  Johnson City, Hlth. & Edl.  Fac. Board
                 Hosp. IFB, Ser. A2, MBIA, 10.555s,
                 7/1/21 (acquired 2/8/00, cost
                 $5,651,400) (RES)                                                Aaa             7,312,500
      3,700,000  Johnson City, Hlth. & Edl. Fac. Board
                 Hosp. Rev. Bonds (Mountain States
                 Hlth.), Ser. A, 7 1/2s, 7/1/33                                   BBB+            4,287,375
      2,000,000  Shelby Cnty. Hlth. Edl. & Hsg. Fac.
                 Board Rev. Bonds (Methodist Healthcare),
                 6 1/2s, 9/1/26                                                   A-              2,170,000
                                                                                              -------------
                                                                                                 13,769,875
Texas (7.9%)
-----------------------------------------------------------------------------------------------------------
      5,500,000  Alliance, Arpt. Auth. Rev. Bonds
                 (Federal Express Corp.), 6 3/8s, 4/1/21
                 (SEG)                                                            Baa2            5,726,875
      4,655,000  Carrollton, Farmers Branch Indpt. School
                 Dist. G.O. Bonds, PSFG, 5s, 2/15/17                              Aaa             4,876,100
      1,000,000  Comal Cnty. Hlth. Fac. Dev. Corp. Rev.
                 Bonds (Hlth. Care Syst. - McKenna
                 Memorial Project), Ser. A, 6 1/4s,
                 2/1/32                                                           Baa2            1,003,750
      2,360,000  Dallas-Fort Worth, Intl. Arpt. Fac.
                 Impt. Corp. Rev. Bonds (American
                 Airlines, Inc.), 6 3/8s, 5/1/35                                  Caa2            1,477,950
      2,000,000  Gulf Coast, Waste Disp. Auth. Mandatory
                 Put Bonds (Amoco Oil), 2s, 10/1/17                               Aa1             1,995,000
      7,500,000  Harris Cnty., Rev. Bonds, Ser. B, 5s,
                 8/15/32                                                          Aaa             8,175,000
      3,000,000  Harris Cnty., Hlth. Fac. Rev. Bonds
                 (Memorial Hermann Hlth. Care), Ser. A, 6
                 3/8s, 6/1/29                                                     A2              3,258,750
      3,880,000  Houston, Arpt. Syst. Rev. Bonds
                 (Continental Airlines, Inc.), Ser. C,
                 5.7s, 7/15/29                                                    B-              2,565,650
      2,000,000  Lower Neches Valley Indl. Dev. Swr.
                 Auth. Rev. Bonds (Mobil Oil Refining
                 Corp.), 6.4s, 3/1/30                                             Aaa             2,059,660
      1,400,000  Matagorda Cnty., Navigation Dist. TX
                 Poll. Control Mandatory Put Bonds
                 (American Electric Power), 2.15s, 5/1/30                         Baa2            1,399,692
      3,500,000  North Central TX Hlth. Fac. Dev. Corp.
                 VRDN (Dates Hosp. Prsbytrn Med. Ctr),
                 Ser. C, MBIA, 1.08s, 12/1/15                                     VMIG1           3,500,000
      2,500,000  Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds,
                 6s, 10/1/21                                                      Baa2            2,606,250
                 Tomball, Hosp. Auth. Rev. Bonds (Tomball
                 Regl. Hosp.)
      2,000,000  6s, 7/1/29                                                       Baa3            1,990,000
        800,000  6s, 7/1/25                                                       Baa3              801,000
        800,000  6s, 7/1/19                                                       Baa3              818,000
                 Tyler, Hlth. Fac. Dev. Corp. Rev. Bonds
                 (Mother Frances Hosp.)
        745,000  5s, 7/1/08                                                       Baa1              783,181
        500,000  5s, 7/1/07                                                       Baa1              523,125
                                                                                              -------------
                                                                                                 43,559,983
Utah (2.5%)
-----------------------------------------------------------------------------------------------------------
                 Carbon Cnty., Solid Waste Disp. Rev.
                 Bonds (Laidlaw Env.), Ser. A
        750,000  7 1/2s, 2/1/10                                                   B3                768,683
        600,000  7.45s, 7/1/17                                                    BB-/P             621,000
      5,000,000  Intermountain Power Agency Rev. Bonds,
                 Ser. A, FSA, 5s, 7/1/11                                          Aaa             5,468,750
      6,000,000  Tooele Cnty., Harbor & Term. Dist. Port
                 Fac. Rev. Bonds (Union Pacific), Ser. A,
                 5.7s, 11/1/26                                                    Baa2            5,962,500
      1,000,000  UT Cnty., Env. Impt. Rev. Bonds
                 (Marathon Oil Project), 5.05s, 11/1/17                           Baa1            1,073,750
                                                                                              -------------
                                                                                                 13,894,683
Vermont (0.2%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A,
                 FSA, 4.62s, 5/1/29                                               Aaa             1,043,750

Virginia (1.2%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  James Cnty., Indl. Dev. Auth. Rev. Bonds
                 (Williamsburg), Ser. A, 6 1/8s, 3/1/32                           BB-/P           1,003,750
      2,400,000  Pocahontas Parkway Assn. Toll Rd. Rev.
                 Bonds, Ser. A, 5 1/2s, 8/15/28                                   BB              2,040,000
                 Roanoke Cnty. Indl. Dev. Auth. Rev.
                 Bonds (Res. Care Fac.), Ser. A
      1,000,000  6.3s, 7/1/35                                                     B+/P              995,000
        500,000  4.4s, 7/1/08                                                     B+/P              496,875
      2,000,000  Russell Cnty. Indl. Dev. Auth. Poll.
                 Control Rev. Bonds (Appalachian Pwr.
                 Co.), Ser. I, 2.7s, 11/1/07                                      Baa2            1,985,000
                                                                                              -------------
                                                                                                  6,520,625
Washington (1.0%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  King Cnty., G.O. Bonds, Ser. C, 6 1/4s,
                 1/1/32                                                           Aa1             5,500,000

West Virginia (0.3%)
-----------------------------------------------------------------------------------------------------------
      2,250,000  Princeton, Hosp. Rev. Bonds (Cmnty.
                 Hosp. Assn., Inc.), 6.1s, 5/1/29                                 B2              1,628,438

Wisconsin (1.7%)
-----------------------------------------------------------------------------------------------------------
                 Badger Tobacco Settlement Asset
                 Securitization Corp. Rev. Bonds
      3,000,000  7s, 6/1/28                                                       BBB             2,857,500
      3,000,000  6 3/8s, 6/1/32                                                   BBB             2,550,000
      3,900,000  WI State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (Wheaton Franciscan), 5 3/4s,
                 8/15/30                                                          A2              4,012,125
                                                                                              -------------
                                                                                                  9,419,625
                                                                                              -------------
                 Total Municipal bonds and notes  (cost $538,587,987)                          $541,618,316

Preferred stocks (1.2%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
      2,000,000  Charter Mac. Equity Trust 144A Ser. A,
                 6.625% cum. pfd.                                                 BBB-           $2,195,000
      4,000,000  MuniMae Tax Exempt Bond Subsidiary, LLC
                 144A 6.875% cum. pfd.                                            BBB-            4,385,000
                                                                                              -------------
                 Total Preferred stocks  (cost $6,000,000)                                       $6,580,000

Common stocks (--%) (a) (cost $--)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         16,910  Hoover Group, Inc. (NON)                                                                $2
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $544,587,987)(b)                                      $548,198,316
-----------------------------------------------------------------------------------------------------------



Futures contracts outstanding at July 31, 2004 (Unaudited)
----------------------------------------------------------------------------------------------
                                                                                    Unrealized
                                           Aggregate         Expiration           appreciation/
                           Value          face value               date          (depreciation)
----------------------------------------------------------------------------------------------
U.S. Treasury
Note 10 yr (Short)   $18,932,906         $18,459,515             Sep-04              $(473,391)
----------------------------------------------------------------------------------------------



      NOTES

  (a) Percentages indicated are based on portfolio market value of $548,198,316.

  (b) The aggregate identified cost on a tax basis is $544,382,657 resulting in gross unrealized appreciation and depreciation of $18,654,537 and $14,838,876, respectively, or net unrealized appreciation of $3,815,661.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2004. Securities rated by Putnam are indicated by "/P".

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2004 was $22,427,175 or 4.1% of portfolio market value.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, VRDN and mandatory put bonds are the current interest rates at July 31, 2004.

      The fund had the following industry group concentrations greater than 10% at July 31, 2004 (as a percentage of portfolio market value):

      Health care        27.0%
      Utilities          19.7
      Transportation     13.8

      The fund had the following insurance concentrations greater than 10% at July 31, 2004 (as a percentage of portfolio market value):

      MBIA               13.6%
      AMBAC              11.8

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments including restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov., or visit Putnam Individual Investor Website at www.putnaminvestments.com.

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2004